Condensed Parent Only Financial Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Cash flows from operating activities:
Net loss	$ (5,574)	$ (53)
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation of property and equipment	26
Reversal of provision for for expected credit losses	(410)
Share based compensations	3,312
Share of results of an associate	27
Impairment loss of long-term investments	259
Interest income from loan to a third party	(26)
Change in operating assets and liabilities:
Change in refundable deposits	(6)	(2,305)
Change in prepaid expenses and other current assets	919
Change in amount due from a subsidiary	(184)
Change in accruals and other current liabilities	77	40
Change in operating lease liabilities	(13)
Change in amount due to a subsidiary		6
Cash used in operating activities	(1,593)	(2,312)
Cash flows from investing activities
Purchase of property and equipment, net	(18)
Purchase of long-term investments, net	(658)
Repayment of loan from a third party	1,010
Cash provided by investing activities	334
Cash flows from financing activities
Net proceeds from IPO		7,065
Advance to a subsidiary		(745)
Advance from a director		3
Cash provided by financing activities		6,323
Net change in cash and cash equivalents	(1,259)	4,011
Cash, cash equivalents and cash segregated for regulatory purpose at beginning of the period	1,357	5	$ 5
Cash, cash equivalents and cash segregated for regulatory purpose at the end of the period	$ 98	$ 4,016	$ 1,357